Investment in a Joint Venture / Associate (Tables)	6 Months Ended
Jun. 30, 2022
Investment in a Joint Venture / Associate
Schedule of valuation of investment in Zenlabs

In € thousand	Carrying Value
January 1, 2022	15,054
Share of loss in a joint venture/ associate	(1,457)
June 30, 2022	13,597